Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

May 31, 2013

Dates Covered
Collections Period	05/01/13 - 05/31/13
Interest Accrual Period	05/15/13 - 06/16/13
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/13	148,564,743.32	21,785
Yield Supplement Overcollateralization Amount at 04/30/13	3,483,215.65	0

Receivables Balance at 04/30/13	152,047,958.97	21,785
Principal Payments	10,612,695.75	631
Defaulted Receivables	139,311.31	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/13	3,066,705.05	0

Pool Balance at 05/31/13	138,229,246.86	21,144

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	1,662,354.59	182
Past Due 61-90 days	266,180.03	28
Past Due 91 + days	143,365.85	17

Total	2,071,900.47	227

Total 31+ Delinquent as % Ending Pool Balance	1.50%

Recoveries	90,938.80

Aggregate Net Losses/(Gains) - May 2013	48,372.51

Overcollateralization Target Amount	9,381,087.72
Actual Overcollateralization	9,381,087.72

Weighted Average APR	4.62%
Weighted Average APR, Yield Adjusted	7.54%
Weighted Average Remaining Term	21.66

Flow of Funds	$ Amount

Collections	11,320,864.82
Advances	(1,671.98)
Investment Earnings on Cash Accounts	978.83
Servicing Fee	(126,706.63)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	11,193,465.04

Distributions of Available Funds
(1) Class A Interest	197,588.10
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	954,408.74
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	9,381,087.72
(7) Distribution to Certificateholders	579,045.68
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,193,465.04

Servicing Fee	126,706.63
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 05/15/13	139,183,655.60
Principal Paid	10,335,496.46
Note Balance @ 06/17/13	128,848,159.14

Class A-1
Note Balance @ 05/15/13	0.00
Principal Paid	0.00
Note Balance @ 06/17/13	0.00
Note Factor @ 06/17/13	0.0000000%

Class A-2
Note Balance @ 05/15/13	0.00
Principal Paid	0.00
Note Balance @ 06/17/13	0.00
Note Factor @ 06/17/13	0.0000000%

Class A-3
Note Balance @ 05/15/13	0.00
Principal Paid	0.00
Note Balance @ 06/17/13	0.00
Note Factor @ 06/17/13	0.0000000%

Class A-4
Note Balance @ 05/15/13	107,287,655.60
Principal Paid	10,335,496.46
Note Balance @ 06/17/13	96,952,159.14
Note Factor @ 06/17/13	48.9395370%

Class B
Note Balance @ 05/15/13	31,896,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	31,896,000.00
Note Factor @ 06/17/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	278,922.90
Total Principal Paid	10,335,496.46

Total Paid	10,614,419.36

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	197,588.10
Principal Paid	10,335,496.46

Total Paid to A-4 Holders	10,533,084.56

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3041683
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.2709639

Total Distribution Amount	11.5751322

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.9973857
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	52.1715468

Total A-4 Distribution Amount	53.1689325

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	92.34
Noteholders’ Principal Distributable Amount	907.66

Account Balances	$ Amount

Advances
Balance as of 04/30/13	18,141.92
Balance as of 05/31/13	16,469.94
Change	(1,671.98)

Reserve Account
Balance as of 05/15/13	2,345,271.93
Investment Earnings	170.32
Investment Earnings Paid	(170.32)
Deposit/(Withdrawal)	—
Balance as of 06/17/13	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93